Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,287		$ 3,557	$ 2,909
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(60,812)		2,236	(45,893)
Other non-investment and non-cash assets		(2,487)		(1,996)	(1,906)
Policyholder liabilities (including unallocated surplus)		56,067		(1,641)	42,763
Other liabilities (including operational borrowings)		5,097		860	3,389
Investment income and interest payments included in profit before tax		(4,803)		(4,148)	(4,609)
Operating cash items:
Interest receipts and payments		4,277		3,912	4,293
Dividend receipts		978		744	848
Tax paid		(717)		(477)	(611)
Other non-cash items		(96)		308	664
Net cash flows from operating activities		(209)		3,355	1,847
Cash flows from investing activities
Purchases of property, plant and equipment		(64)		(134)	(98)
Acquisition of businesses and intangibles	[2]	(635)		(442)	(304)
Disposal of businesses		375			139
Net cash flows from investing activities		(324)		(576)	(263)
Equity capital:
Issues of ordinary share capital		22		23	27
External dividends		(1,634)		(1,662)	(1,525)
Net cash flows from financing activities		(2,457)		(659)	(2,258)
Net (decrease) increase in cash and cash equivalents from continuing operations	[3]	(2,990)		2,120	(674)
Net cash flows from discontinued operations	[3]	(5,690)		(610)	1,618
Cash and cash equivalents at beginning of year		15,442		14,461	12,437
Effect of exchange rate changes on cash and cash equivalents		203		(529)	1,080
Cash and cash equivalents at end of year		6,965		15,442	14,461
Comprising:
Cash and cash equivalents from continuing operations		6,965	[4]	9,394	6,604
Cash and cash equivalents from discontinued operations				6,048	7,857
Shareholder-backed
Structural borrowings of shareholder-financed operations:
Issue of subordinated debt, net of costs	[5]	367		2,079	728
Redemption of subordinated debt	[5]	(504)		(553)	(1,016)
Fees paid to modify terms and conditions of debt issued by the Group	[5]	(182)		(44)
Interest paid	[5]	$ (526)		$ (502)	$ (472)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Cash flows arising from the acquisition of business and intangibles includes amounts paid for distribution rights.
[3]	The cash flows shown above are presented excluding any transactions between continuing and discontinued operations.
[4]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[5]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities. The changes in the carrying value of the structural borrowings of shareholder-financed businesses for the Group are analysed in note C6.1.